Litigation (Details) $ in Thousands, ¥ in Millions	1 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Feb. 28, 2026 CNY (¥)	Dec. 31, 2025 USD ($) claim	Dec. 31, 2024 USD ($)	Jun. 27, 2022 CNY (¥)
Litigation
Number of claims or actions pending, which ultimate disposition could have a material adverse effect on the Group's results of operations | claim				0
Damages awarded	$ 36,000	¥ 253.2
Annual interest rate on awarded amount	5.50%	5.50%
Recovery of costs	$ 2,200
Bank guarantee | ¥						¥ 286.0
Accounts receivable				$ 126,750	$ 155,537
Accounts payable				45,533	42,521
Other payables				13,109	$ 12,476
Subsequent Events
Litigation
Bank guarantee | ¥			¥ 335.2
Seroquel
Litigation
Accounts receivable				1,100
Accounts payable				900
Other payables				$ 1,200